EARNINGS PER SHARE - Summary of Number of Shares Outstanding for Calculation of Earnings Per Share (EPS) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Earnings Per Share [Abstract]
Weighted-average shares outstanding - basic	5,838	5,810	5,783
Effect of potentially dilutive securities	0	0	5
Weighted-average shares outstanding - diluted	5,838	5,810	5,788